OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
OTHER INTANGIBLE ASSETS, NET [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 8:-	OTHER INTANGIBLE ASSETS, NET

	December 31, 2012	Weighted average amortization period	December 31, 2011	Weighted average amortization period

Cost:

Backlog	$27	-	$27	-
Technology	226	-	226	-
Brand name	670	4.1	670	4.1
Customer list	2,450	2.5	2,450	2.5

	3,373		3,373

Accumulated amortization:

Backlog	27		27
Technology	226		226
Brand name	475		411
Customer list	2,288		2,169

	3,016		2,833

Amortized cost	$357		$540

Intangible assets are amortized based on the straight line method for their remaining useful life.

Amortization expenses amounted to $ 183, $ 931 and $ 369 for the years ended December 31, 2012, 2011 and 2010, respectively.

Estimated amortization expenses for the years ended:

December 31,

2013	180
2014	177

$357